Taxation (Details) - Schedule of Income Tax Expense in the Interim Condensed Consolidated Statement of Profit or Loss - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Income Tax Expense In The Interim Condensed Consolidated Statement Of Profit Or Loss Abstract
Current income tax expense
Deferred income tax credit relating to origination and reversal of temporary differences		6,319
Income tax credit recognized in statement of profit or loss		£ 6,319